Segment and Geographic Information - Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment and Geographical Information [Line Items]
Goodwill	$ 131,320	$ 58,053
Total Assets	1,234,223	1,089,909
Long-Lived Assets	165,275	94,783
United States [Member]
Segment and Geographical Information [Line Items]
Long-Lived Assets	74,319	49,284
The Netherlands [Member]
Segment and Geographical Information [Line Items]
Long-Lived Assets	32,679	21,674
Other Geographical Regions [Member]
Segment and Geographical Information [Line Items]
Long-Lived Assets	58,277	23,825
Industry [Member]
Segment and Geographical Information [Line Items]
Goodwill	53,572	28,961
Total Assets	293,115	235,799
Science [Member]
Segment and Geographical Information [Line Items]
Goodwill	77,748	29,092
Total Assets	401,795	292,108
Corporate Elimination [Member]
Segment and Geographical Information [Line Items]
Total Assets	$ 539,313	$ 562,002